Quarterly Report
January 31, 2025
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Asset-Backed & Securitized – 2.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	$14,503,822	$599,385
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.203% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	2,573,706	2,574,622
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	355,950	356,171
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.2% (SOFR - 1mo. + 0.6%), 2/18/2028	3,868,963	3,872,131
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.023% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,458,232
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	12,560,971	699,543
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.586%, 2/15/2054 (i)	7,918,214	569,657
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)	25,214,494	1,301,517
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.138%, 3/15/2054 (i)	15,384,113	700,834
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)	20,449,800	1,139,796
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.26%, 8/15/2054 (i)	25,077,879	1,427,445
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	2,747,000	2,746,878
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.9% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	3,056,500	3,004,072
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	1,666,124	1,663,860
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.286%, 2/15/2054 (i)	19,054,795	1,124,959
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	442,086	443,346
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	906,000	906,425
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	1,750,000	1,750,049
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.281%, 5/15/2054 (i)	10,185,726	543,304
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	12,431,666	580,743
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.083%, 10/15/2054 (i)	27,297,337	1,260,157
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	1,200,000	1,201,053
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	4,732,000	4,731,761
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	776,030	776,986
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.495%, 8/15/2054 (i)	9,258,212	640,569
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.966% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	1,807,886	1,808,626
		$38,882,121
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,310,258
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$402,000	$394,430
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,430,197
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	739,434
		$3,169,631
Mortgage-Backed – 3.4%
Fannie Mae, 2.905%, 7/25/2027	$3,914,761	$3,781,005
Fannie Mae, 4%, 9/25/2050 (i)	2,308,777	456,362
Fannie Mae, 5.8%, 11/25/2053	2,237,769	2,254,915
Freddie Mac, 3.117%, 6/25/2027	3,083,392	2,990,526
Freddie Mac, 3.286%, 11/25/2027	4,696,017	4,540,471
Freddie Mac, 1.603%, 12/25/2027	5,870,022	5,414,430
Freddie Mac, 0.443%, 5/25/2029 (i)	26,649,057	485,541
Freddie Mac, 1.005%, 7/25/2029 (i)	28,847,080	968,373
Freddie Mac, 5.162%, 8/25/2029	5,019,360	5,030,077
Freddie Mac, 5.017%, 9/25/2029	2,625,756	2,625,755
Freddie Mac, 5.202%, 9/25/2029	2,237,031	2,244,051
Freddie Mac, 4.25%, 11/25/2029	2,195,564	2,154,950
Freddie Mac, 1.797%, 4/25/2030 (i)	3,519,182	281,765
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	484,389
Freddie Mac, 1.375%, 6/25/2030 (i)	9,747,335	574,911
Freddie Mac, 1.169%, 9/25/2030 (i)	3,529,812	199,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.324%, 1/25/2031 (i)	$29,655,315	$443,685
Freddie Mac, 0.536%, 1/25/2031 (i)	54,980,294	1,542,835
Freddie Mac, 0.78%, 1/25/2031 (i)	11,388,256	459,450
Freddie Mac, 0.935%, 1/25/2031 (i)	8,529,316	405,756
Freddie Mac, 0.512%, 3/25/2031 (i)	36,234,717	902,270
Freddie Mac, 1.214%, 5/25/2031 (i)	4,421,663	283,503
Freddie Mac, 0.937%, 7/25/2031 (i)	7,521,262	393,832
Freddie Mac, 0.535%, 9/25/2031 (i)	32,486,236	990,668
Freddie Mac, 0.855%, 9/25/2031 (i)	9,783,880	458,715
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	1,030,887
Freddie Mac, 0.496%, 12/25/2031 (i)	50,485,813	1,441,092
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	262,623
Freddie Mac, 0.265%, 5/25/2033 (i)	29,100,000	630,990
Freddie Mac, 0.905%, 9/25/2034 (i)	7,419,164	533,744
Freddie Mac, 5.17%, 9/25/2052	3,107,585	3,033,568
Freddie Mac, 5.285%, 10/25/2054	3,783,884	3,781,104
		$51,081,583
Municipals – 0.3%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$600,000	$573,303
Michigan Finance Authority Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	832,285	816,390
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	42,597	41,529
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	745,000	722,776
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,020,982
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	835,000	826,872
		$5,001,852
U.S. Treasury Inflation Protected Securities – 92.7%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$63,316,798	$67,070,875
U.S. Treasury Bonds, 1.125%, 1/15/2033	78,304,438	73,042,078
U.S. Treasury Bonds, 1.75%, 1/15/2034	76,301,089	74,166,176
U.S. Treasury Bonds, 0.75%, 2/15/2042	138,025,478	107,877,739
U.S. Treasury Bonds, 0.625%, 2/15/2043	36,251,257	27,081,166
U.S. Treasury Bonds, 0.75%, 2/15/2045	60,781,820	44,926,061
U.S. Treasury Bonds, 1%, 2/15/2048	23,343,018	17,503,548
U.S. Treasury Bonds, 0.125%, 2/15/2051	2,143,727	1,201,640
U.S. Treasury Bonds, 0.125%, 2/15/2052	49,443,266	27,248,255
U.S. Treasury Bonds, 2.125%, 2/15/2054	18,576,141	17,392,046
U.S. Treasury Notes, 0.375%, 1/15/2027	115,286,835	112,758,208
U.S. Treasury Notes, 0.375%, 7/15/2027	87,752,082	85,546,082
U.S. Treasury Notes, 0.5%, 1/15/2028	56,369,453	54,517,024
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	139,166,811	134,482,569
U.S. Treasury Notes, 0.125%, 7/15/2030	167,726,426	153,291,055
U.S. Treasury Notes, 0.125%, 1/15/2031	202,182,960	181,963,853
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	190,051,778	167,218,265
U.S. Treasury Notes, 1.375%, 7/15/2033	68,148,287	64,715,279
		$1,412,001,919
Total Bonds		$1,511,841,794
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.41% (v)	25,073,661	$25,078,676

Other Assets, Less Liabilities – (0.9)%		(14,060,605)
Net Assets – 100.0%		$1,522,859,865
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,078,676 and $1,511,841,794, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,742,389, representing 1.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	183	$19,918,406	March – 2025	$385,342
U.S. Treasury Note 2 yr	Long	USD	84	17,272,500	March – 2025	5,969
						$391,311
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
11/05/29	USD	49,900,000	centrally cleared	USA-CPI-U / At Maturity	2.531% / At Maturity	$113,946	$—	$113,946
Liability Derivatives
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	USA-CPI-U / At Maturity	2.637% / At Maturity	$(25,754)	$—	$(25,754)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	$314,917	$—	$314,917
At January 31, 2025, the fund had liquid securities with an aggregate value of $2,907,733 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,412,001,919	$—	$1,412,001,919
Municipal Bonds	—	5,001,852	—	5,001,852
U.S. Corporate Bonds	—	4,874,319	—	4,874,319
Residential Mortgage-Backed Securities	—	51,081,583	—	51,081,583
Commercial Mortgage-Backed Securities	—	13,046,141	—	13,046,141
Asset-Backed Securities (including CDOs)	—	25,835,980	—	25,835,980
Investment Companies	25,078,676	—	—	25,078,676
Total	$25,078,676	$1,511,841,794	$—	$1,536,920,470
Other Financial Instruments
Futures Contracts – Assets	$391,311	$—	$—	$391,311
Swap Agreements – Assets	—	428,863	—	428,863
Swap Agreements – Liabilities	—	(25,754)	—	(25,754)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,382,072	$113,668,425	$117,971,869	$(2,329)	$2,377	$25,078,676
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$233,877	$—